Qualitative and quantitative information on financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of receivables and payables in foreign currencies.

	At December 31, 2025			At December 31, 2024
(€ thousands, except basis points)	Receivables and payables	+500 bps	-500 bps	Receivables and payables	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(14,965)	713	(788)	121,093	(5,766)	6,373
CAD	12,614	(601)	664	—	—	—
JPY	22,279	(1,061)	1,172	16,506	(786)	869
CNY	77,766	(3,703)	4,093	113,604	(5,410)	5,979
HKD	24,115	(1,148)	1,269	29,115	(1,386)	1,532
GBP	10,802	(514)	569	7,516	(358)	396
SGD	16,846	(802)	887	14,279	(680)	752
CHF	(16,975)	808	(893)	(15,994)	762	(842)
KRW	45,800	(2,181)	2,410	40,492	(1,928)	2,131
Total	178,282	(8,489)	9,383	326,611	(15,552)	17,190

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

	At December 31, 2025			At December 31, 2024
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(66,449)	(3,164)	3,497	99,801	4,752	(5,253)
CAD	7,195	343	380	—	—	—
JPY	27,275	1,299	(1,436)	16,428	782	(865)
CNY	88,046	4,193	(4,634)	98,343	4,683	(5,176)
HKD	12,247	583	(645)	18,493	881	(973)
GBP	3,513	167	(185)	10,223	487	(538)
SGD	17,629	839	(928)	14,888	709	(784)
KRW	24,692	1,176	(1,299)	19,189	914	(1,010)
Total	114,148	5,436	(5,250)	277,365	13,208	(14,599)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

	At December 31, 2025			At December 31, 2024
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	43,124	2,054	(2,270)	139,582	6,647	(7,346)
CAD	8,624	411	(454)	—	—	—
JPY	10,332	491	(544)	20,469	975	(1,077)
CNY	172,390	8,209	(9,073)	160,344	7,635	(8,439)
HKD	10,078	480	(530)	17,697	843	(931)
GBP	12,512	596	(659)	27,941	1,331	(1,471)
SGD	4,845	231	(255)	8,114	386	(427)
KRW	—	—	—	3,150	150	(166)
Total	261,905	12,472	(13,785)	377,297	17,967	(19,857)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the EUR/USD year-end exchange-rate, applied to the Thom Browne put option in U.S. Dollars on non-controlling interests (recorded within other non-current financial liabilities).

	At December 31, 2025			At December 31, 2024
(€ thousands, except basis points)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(90,295)	4,300	(4,752)	(127,072)	6,051	(6,688)
Total	(90,295)	4,300	(4,752)	(127,072)	6,051	(6,688)

Summary of Sensitivity on Floating Rate Borrowings
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

At December 31, 2025
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
50,000	3.000%	1,500	2.580%	1,290	3.420%	1,710
18,824	2.890%	544	2.476%	466	3.304%	622
13,426	2.990%	401	2.547%	342	3.427%	460
40,000	3.080%	1,230	2.649%	1,060	3.503%	1,401
10,000	2.960%	296	2.558%	256	3.364%	336
10,000	2.880%	288	2.472%	247	3.284%	328
10,000	2.940%	294	2.529%	253	3.343%	334
163	4.130%	7	3.703%	6	4.549%	7
152,413		4,560		3,920		5,200
______________________
*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

At December 31, 2024
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
50,000	3.854%	1,927	3.263%	1,632	4.445%	2,223
1,452	3.822%	55	3.245%	47	4.399%	64
20,000	3.732%	746	3.150%	630	4.314%	863
20,000	3.460%	692	2.922%	584	3.998%	800
40,000	3.612%	1,445	3.085%	1,234	4.139%	1,656
10,000	4.271%	427	3.606%	361	4.936%	494
10,000	4.222%	422	3.548%	355	4.896%	490
370	4.433%	16	3.891%	14	4.975%	18
15,000	2.840%	426	2.272%	341	3.408%	511
35,000	2.840%	994	2.272%	795	3.408%	1,193
40,000	3.846%	1,538	3.237%	1,295	4.455%	1,782
241,822		8,690		7,288		10,092
______________________
*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

The following table presents the sensitivity of a hypothetical change of +/- 100 bps in year-end cost of debt rate for written put option on non-controlling interests:

	At December 31, 2025			At December 31, 2024
(€ thousands, except basis points)	Notional amount	+100 bps	-100 bps	Notional amount	+100 bps	-100 bps
		Impact on profit before tax			Impact on profit before tax
Thom Browne	(90,295)	3,471	(3,654)	(127,072)	6,043	(6,419)
Dondi	(15,337)	860	(930)	(19,266)	1,261	(1,375)
Total	(105,632)	4,331	(4,584)	(146,338)	7,304	(7,794)

Summary of Groups Financial Liabilities into Relevant Maturity Groupings
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

	Contractual cash flows at December 31, 2025
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows	Carrying amount at December 31, 2025
Derivative financial instruments	4,315	261	—	—	4,576	4,576
Trade payables and customer advances	326,245	—	—	—	326,245	326,245
Borrowings	89,717	102,005	60,305	4,769	256,796	246,189
Lease liabilities	166,666	143,825	122,889	402,856	836,236	731,589
Other current and non-current financial liabilities	—	—	—	105,632	105,632	105,632
Total	586,943	246,091	183,194	513,257	1,529,485	1,414,231

	Contractual cash flows at December 31, 2024
(€ thousands)	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Beyond 3 years	Total contractual cash flows	Carrying amount at December 31, 2024
Derivative financial instruments	14,699	—	439	—	15,138	15,138
Trade payables and customer advances	309,771	—	—	—	309,771	309,771
Borrowings	186,029	88,347	101,273	13,824	389,473	373,567
Lease liabilities	165,596	132,995	114,623	336,032	749,246	661,685
Other current and non-current financial liabilities	—	—	—	146,447	146,447	146,448
Total	676,095	221,342	216,335	496,303	1,610,075	1,506,609

Summary of Aging of Trade Receivables	The following table provides the aging of trade receivables:

(€ thousands)	Not yet due	0-120 days overdue	121-180 days overdue	>180 days overdue	Total
Trade receivables, gross	186,695	36,249	9,666	17,529	250,139
Loss allowance	(3,777)	(8,827)	(2,050)	(8,398)	(23,052)
Total trade receivables at December 31, 2025	182,918	27,422	7,616	9,131	227,087
Trade receivables, gross	180,176	60,283	6,231	16,690	263,380
Loss allowance	31	(1,503)	(771)	(12,347)	(14,590)
Total trade receivables at December 31, 2024	180,207	58,780	5,460	4,343	248,790